Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 997,870,000
Previously Paid Amount	0
Total Fee Amount	137,805.85
Total Offset Amount	0
Net Fee	$ 137,805.85